Annual Fund Operating Expenses - Primary Shares - Federated Hermes Managed Volatility Fund II - P	Apr. 30, 2021
Operating Expenses:
Management Fee	0.75%
Distribution (12b-1) Fee	none
Other Expenses	0.18%	[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.96%

[1]	The Fund may incur and pay administrative service fees on its P class up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the P class of the Fund. The P class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).